SUPPLEMENT TO THE PROSPECTUS OF WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS For Intrinsic Value Fund (the "Fund") Class A, Class B, and Class C
(Wells Fargo Advantage Intrinsic Value Fund)

Effective immediately, the table entitled "Example of Expenses" in the Fund's prospectus is replaced with the following:
Expense Example (Wells Fargo Advantage Intrinsic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	936	1,213	2,004
Class B	695	914	1,269	2,048
Class C	295	614	1,069	2,332

Expense Example, No Redemption (Wells Fargo Advantage Intrinsic Value Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class B	195	614	1,069	2,048
Class C	195	614	1,069	2,332